Segment reporting by geographical location (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 29,067	SFr 28,320	[1]	SFr 30,605	[1]
Total non-current assets	SFr 16,200	SFr 15,900		SFr 15,200
Total operating income (Share %)	100.00%	100.00%		100.00%
Total non-current assets (Share %)	100.00%	100.00%		100.00%
Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 12,000	SFr 11,500	[1]	SFr 11,200	[1]
Total non-current assets	SFr 7,200	SFr 7,400		SFr 7,100
Total operating income (Share %)	41.00%	41.00%		37.00%
Total non-current assets (Share %)	44.00%	47.00%		47.00%
of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 11,400	SFr 11,000	[1]	SFr 10,500	[1]
Total non-current assets	SFr 6,700	SFr 7,000		SFr 6,700
Total operating income (Share %)	39.00%	39.00%		34.00%
Total non-current assets (Share %)	41.00%	44.00%		44.00%
Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 4,700	SFr 4,200	[1]	SFr 5,100	[1]
Total non-current assets	SFr 800	SFr 700		SFr 500
Total operating income (Share %)	16.00%	15.00%		17.00%
Total non-current assets (Share %)	5.00%	4.00%		3.00%
Europe, Middle East and Africa
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 6,000	SFr 6,100	[1]	SFr 6,800	[1]
Total non-current assets	SFr 1,900	SFr 1,800		SFr 1,700
Total operating income (Share %)	21.00%	22.00%		22.00%
Total non-current assets (Share %)	12.00%	11.00%		11.00%
Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 6,900	SFr 6,900	[1]	SFr 7,200	[1]
Total non-current assets	SFr 6,400	SFr 6,000		SFr 5,900
Total operating income (Share %)	24.00%	24.00%		24.00%
Total non-current assets (Share %)	40.00%	38.00%		39.00%
Global
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr (400)	SFr (500)	[1]	SFr 400	[1]
Total non-current assets	SFr 0	SFr 0		SFr 0
Total operating income (Share %)	(1.00%)	(2.00%)		1.00%
Total non-current assets (Share %)	0.00%	0.00%		0.00%
UBS AG
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 29,479	SFr 28,421	[1]	SFr 30,605	[1]
Total non-current assets	SFr 15,400	SFr 15,800		SFr 15,200
Total operating income (Share %)	100.00%	100.00%		100.00%
Total non-current assets (Share %)	100.00%	100.00%		100.00%
UBS AG | Americas
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 12,000	SFr 11,500	[1]	SFr 11,200	[1]
Total non-current assets	SFr 7,200	SFr 7,400		SFr 7,100
Total operating income (Share %)	41.00%	40.00%		37.00%
Total non-current assets (Share %)	47.00%	47.00%		47.00%
UBS AG | of which: USA
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 11,400	SFr 11,000	[1]	SFr 10,500	[1]
Total non-current assets	SFr 6,700	SFr 7,000		SFr 6,700
Total operating income (Share %)	39.00%	39.00%		34.00%
Total non-current assets (Share %)	44.00%	44.00%		44.00%
UBS AG | Asia Pacific
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 4,700	SFr 4,200	[1]	SFr 5,100	[1]
Total non-current assets	SFr 700	SFr 600		SFr 500
Total operating income (Share %)	16.00%	15.00%		17.00%
Total non-current assets (Share %)	5.00%	4.00%		3.00%
UBS AG | Europe, Middle East and Africa
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 6,000	SFr 6,100	[1]	SFr 6,800	[1]
Total non-current assets	SFr 1,600	SFr 1,800		SFr 1,700
Total operating income (Share %)	20.00%	21.00%		22.00%
Total non-current assets (Share %)	10.00%	11.00%		11.00%
UBS AG | Switzerland
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 6,900	SFr 6,900	[1]	SFr 7,200	[1]
Total non-current assets	SFr 5,900	SFr 6,000		SFr 5,900
Total operating income (Share %)	23.00%	24.00%		24.00%
Total non-current assets (Share %)	38.00%	38.00%		39.00%
UBS AG | Global
Disclosure Of Geographical Areas [Line Items]
Total operating income	SFr 0	SFr (300)	[1]	SFr 400	[1]
Total non-current assets	SFr 0	SFr 0		SFr 0
Total operating income (Share %)	0.00%	(1.00%)		1.00%
Total non-current assets (Share %)	0.00%	0.00%		0.00%

[1]	The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.